SCHEDULE OF RESTRICTED STOCK UNITS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Equity [Abstract]
RSUs beginning balance	17,425,000
Weighted Average Grant Price, beginning balance	$ 0.91
Weighted Average Remaining Contractual Term, outstanding	5 years 5 months 4 days	5 years 11 months 12 days
Aggregate Intrinsic Value, beginning balance	$ 1,568,250
RSUs, Granted	6,150,000	17,425,000
Weighted Average Grant Price, Granted	$ 1.23	$ 0.91
Weighted Average Remaining Contractual Term, Granted	5 years 7 months 28 days	5 years 11 months 12 days
Aggregate Intrinsic Value, Granted	$ 636,000	$ 1,568,250
RSUs, Vested	(1,962,500)
Weighted Average Grant Price, Vested	$ (1.23)
RSUs, Exercised
Weighted Average Grant Price, Exercised
RSUs, Forfeited
Weighted Average Grant Price, Forfeited
RSUs, ending balance	21,612,500	17,425,000
Weighted Average Grant Price, ending balance	$ 1.20	$ 0.91
Aggregate Intrinsic Value, ending balance	$ 6,386,250	$ 1,568,250
Weighted Average Remaining Contractual Term, outstanding		5 years 11 months 12 days
RSUs, Vested	1,962,500
Weighted Average Grant Price, Vested	$ 1.23